Financial Instruments - Summary of maturity analysis for financial assets held for managing liquidity risk (Parenthetical ) (Detail) - Dec. 31, 2023 - Secured Revolving Credit Facility [Member]
$ in Thousands, $ in Thousands
	USD ($)	CAD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt instrument face value	$ 700,000
Revolving Credit Facility [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt instrument face value		$ 700,000
Performance Guaranteed By Export Development Canada [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt Instrument Current Borrowing Capacity	70,000	93,000
Performance Guaranteed By Export Development Canada [Member] | Letter of Credit [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt Instrument Current Borrowing Capacity	70,000
Cumulative Amount Utilised Out Of The Total Borrowing Capacity	$ 36,000	$ 48,000